Schedule of Estimated Fair value of Warrant Liabilities (Details) - Globallink Investment Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Oct. 31, 2023 $ / shares	Oct. 04, 2023 $ / shares	Sep. 09, 2023 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 9.50		$ 9.50	$ 9.50
Market price of public stock					$ 0.0275	$ 0.0275	$ 0.0275
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	5.75	$ 5.75
Private Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market price of public stock	$ 5.67	$ 5.42
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (years)	1 year 8 months 15 days	11 months 12 days
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, description	immaterial	immaterial
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.72	4.99
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.000	0.000